OTHER COSTS	12 Months Ended
Dec. 31, 2017
OTHER COSTS
OTHER COSTS

7.  Other COSTS

Figures in million - SA rand	Note	2017	2016	2015
Included in other costs are the following:
Care and maintenance		(249.2)	(75.0)	-
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	25	(248.9)	(97.5)	-